Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: June 2009

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: June 30, 2009

(b)	Interest Period: June 15, 2009 through July 14, 2009

(1)	Interest Period for New Issuances:

A2009-4: June 16, 2009 through July 14, 2009

A2009-5: June 26, 2009 through July 14, 2009

B2009-2: June 30, 2009 through July 14, 2009

C2009-3: June 30, 2009 through July 14, 2009

(c)	Determination Date: July 13, 2009

(d)	Distribution Date: July 15, 2009

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey
Title: Vice President